Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)
22. Quarterly Results of Operations (Unaudited)
The unaudited quarterly results of operations for 2015 and 2014 are summarized in the table below:

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	(In millions, except per share data)
2015
Total revenues	$18,710	$16,166	$18,031	$17,044
Total expenses	$15,651	$15,053	$15,868	$15,909
Income (loss) from continuing operations, net of income tax	$2,163	$1,119	$1,198	$842
Income (loss) from discontinued operations, net of income tax	$—	$—	$—	$—
Net income (loss)	$2,163	$1,119	$1,198	$842
Less: Net income (loss) attributable to noncontrolling interests	$5	$4	$(5)	$8
Net income (loss) attributable to MetLife, Inc.	$2,158	$1,115	$1,203	$834
Less: Preferred stock dividends	$30	$31	$6	$49
Preferred stock repurchase premium	$—	$42	$—	$—
Net income (loss) available to MetLife, Inc.’s common shareholders	$2,128	$1,042	$1,197	$785
Basic earnings per common share
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$1.89	$0.93	$1.07	$0.71
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$—	$—	$—	$—
Net income (loss) attributable to MetLife, Inc.	$1.92	$1.00	$1.08	$0.75
Net income (loss) available to MetLife, Inc.’s common shareholders	$1.89	$0.93	$1.07	$0.71
Diluted earnings per common share
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$1.87	$0.92	$1.06	$0.70
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$—	$—	$—	$—
Net income (loss) attributable to MetLife, Inc.	$1.90	$0.99	$1.06	$0.74
Net income (loss) available to MetLife, Inc.’s common shareholders	$1.87	$0.92	$1.06	$0.70
2014
Total revenues	$17,085	$18,266	$18,846	$19,119
Total expenses	$15,259	$16,316	$15,894	$17,043
Income (loss) from continuing operations, net of income tax	$1,342	$1,376	$2,094	$1,527
Income (loss) from discontinued operations, net of income tax	$(3)	$—	$—	$—
Net income (loss)	$1,339	$1,376	$2,094	$1,527
Less: Net income (loss) attributable to noncontrolling interests	$11	$10	$—	$6
Net income (loss) attributable to MetLife, Inc.	$1,328	$1,366	$2,094	$1,521
Less: Preferred stock dividends	$30	$31	$30	$31
Net income (loss) available to MetLife, Inc.’s common shareholders	$1,298	$1,335	$2,064	$1,490
Basic earnings per common share
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$1.15	$1.18	$1.83	$1.31
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$—	$—	$—	$—
Net income (loss) attributable to MetLife, Inc.	$1.18	$1.21	$1.86	$1.34
Net income (loss) available to MetLife, Inc.’s common shareholders	$1.15	$1.18	$1.83	$1.31
Diluted earnings per common share
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$1.14	$1.17	$1.81	$1.30
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$—	$—	$—	$—
Net income (loss) attributable to MetLife, Inc.	$1.16	$1.20	$1.84	$1.33
Net income (loss) available to MetLife, Inc.’s common shareholders	$1.14	$1.17	$1.81	$1.30